FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period		$ 21,865
Net realized and unrealized losses recognized in earnings	$ 1,219	1,872
Plan contributions	262	1,153
Plan distributions	(2,701)	$ (3,021)
Balance at end of period	20,649
Realized losses	1,300
Unrealized losses	$ (100)